Basis for Consolidation - Schedule of Revenue and Expenses in Foreign Currency (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
US Dollar [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	4,409.15	3,822.05
Average rates	[1]	4,071.35	4,325.05
Uruguayan peso [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	100.98	97.9
Average rates	[1]	101.25	111.36
Argentine peso [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	4.28	4.73
Average rates	[1]	4.46	16.82
Euro [Member]
Schedule of Revenue and Expenses in Foreign Currency [Line Items]
Closing rates	[1]	4,565.71	4,222.05
Average rates	[1]	4,403.73	4,675.64

[1]	Expressed in Colombian pesos.